LOANS, 2007 and 2014 Notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Oct. 05, 2016
Issuance of notes [Abstract]
Principal amount		$ 8,000,000
Percentage of cash flows discounted at an effective rate	10.126%
2014 EMTN Program [Member] | Top of Range [Member]
Issuance of notes [Abstract]
Maximum principal amount	$ 400,000,000
2014 Note [Member]
Issuance of notes [Abstract]
Principal amount	$ 255,451,506
Interest rate	9.625%
Frequency of interest payment	Semiannual, payable el May 14 and November 14 of each year
Guarantor	None
2014 Note [Member] | May 14, 2014 [Member]
Issuance of notes [Abstract]
Percentage of original principal amount	25.00%
2014 Note [Member] | May 14, 2018 [Member]
Issuance of notes [Abstract]
Percentage of original principal amount	25.00%
2014 Note [Member] | May 14, 2019 [Member]
Issuance of notes [Abstract]
Percentage of original principal amount	25.00%
2014 Note [Member] | May 14, 2020 [Member]
Issuance of notes [Abstract]
Percentage of original principal amount	25.00%
2007 Note [Member]
Issuance of notes [Abstract]
Percentage of notes accepted	67.00%